Financial assets and liabilities - Summary of Fair Value of Warrants (Details) - Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) Year $ / shares	Jun. 30, 2023 USD ($) Year $ / shares
Disclosure Of Financial Instruments [Line Items]
Share price (in dollars per share)	$ 1.10	$ 3.91
Dividend Yield	0.00%	0.00%
Expected Volatility	86.71%	81.26%
Risk Free Interest Rate	3.88%	4.01%
Fair value | $	$ 992,233	$ 5,426,212
Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)	$ 3.70
Expected Term | Year	5	6
Fair value per warrant (in dollars per share)	$ 0.4000	$ 2.3103
Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)	$ 7.26	$ 7.26
Expected Term | Year	7	7
Fair value per warrant (in dollars per share)	$ 0.6248	$ 2.9401